CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenues from Major Customers) (Details) - Revenues [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer A - Network Infrastructure and Services
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	15.00%	15.00%	21.00%
Customer B – Satellite Networks
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	12.00%	14.00%		[1]
Customer C - Commercial
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	11.00%	15.00%		[1]

[1]	Less than 10%